CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - 9 months ended Dec. 31, 2021 - USD ($)	Preferred stock Series B Preferred Stock	Preferred stock Series C Preferred Stock	Common stock	Additional paid-in capital Series C Preferred Stock	Additional paid-in capital	Retained Earnings Series C Preferred Stock	Retained Earnings	Series B Preferred Stock	Series C Preferred Stock	Total
Balance at the beginning at Apr. 14, 2021	$ 0	$ 0	$ 5		$ 0		$ 0			$ 0
Balance at the beginning (in shares) at Apr. 14, 2021	0	0	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)							134,000			134,000
Cancellation of common stock			$ (5)
Cancellation of common stock (in shares)			(500)
Issuance of stock	$ 5		$ 88	$ 7,570,000	40,421,000			$ 5,000	$ 7,570,000	40,509,000
Issuance of stock (in shares)	500,000	10,000	8,820,240
Dividends on preferred stock						$ (69,000)			$ (69,000)
Balance at the end at Dec. 31, 2021	$ 5	$ 0	$ 88		$ 47,991,000		$ 65,000			$ 48,149,000
Balance at the end (in shares) at Dec. 31, 2021	500,000	10,000	8,820,240